Schedule of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands		9 Months Ended		12 Months Ended
		Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Share-Based Payment Arrangement [Abstract]
Number of Shares Outstanding, Beginning Balance		86,951		30,737
Weighted Average Exercise Price, Beginning Balance		$ 62.16		$ 95.40
Number of Shares Outstanding, Beginning Balance		22,477		64,572		30,942
Weighted Average Exercise Price, Beginning Balance		$ 13.98		$ 48.20		$ 95.40
Number of Shares Outstanding, Beginning Balance
Weighted Average Exercise Price, Beginning Balance
Number of Shares Outstanding, Beginning Balance		(31,480)		(8,358)		(205)
Weighted Average Exercise Price, Beginning Balance		$ 53.58		$ 76.11		$ 95.40
Weighted Average Remaining Contractual Life (in Years), Outstanding				9 years 11 months 8 days
Aggregate Intrinsic Value, Outstanding, Beginning Balance	[1]	$ 1		$ 1,691
Number of Shares Outstanding, Ending Balance		77,948		86,951		30,737
Weighted Average Exercise Price, Ending Balance		$ 51.74		$ 62.16		$ 95.40
Weighted Average Remaining Contractual Life (in Years), Outstanding		8 years 5 months 12 days		9 years 3 months 7 days
Aggregate Intrinsic Value, Outstanding, Ending Balance		$ 0	[2]	$ 1	[1]	$ 1,691	[1]
Number of Exercisable Shares Outstanding, Balance		24,210		11,166,000
Weighted Average Exercise Price, Balance		$ 62.23		$ 85.48
Weighted Average Remaining Contractual Life (in Years), Exercisable		7 years 9 months		8 years 11 months 26 days
Aggregate Intrinsic Value, Exercisable, Ending Balance		$ 0	[2]		[1]

[1]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the common stock for the options that were in the money at December 31, 2022 and December 31, 2021.
[2]	The aggregate intrinsic value is calculated as the difference between the exercise price of the underlying options and the fair value of the Common Stock for the options that were in the money at September 30, 2023.